STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2024 (Unaudited)

Description			Shares		Value ($)
Exchange-Traded Funds - 4.6%
Registered Investment Companies - 4.6%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $4,329,994)			178,449		4,320,250
Description /Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .5%
Call Options - .5%
Standard & Poor's 500 E-mini September Future, Contracts 37	5,650	9/20/2024	10,452,500		123,025
Standard & Poor's 500 E-mini September Future, Contracts 37	5,500	9/20/2024	10,175,000		274,263
Standard & Poor's 500 E-mini 3rd Week December Future, Contracts 38	5,900	10/18/2024	11,210,000		59,375
Total Options Purchased (cost $341,883)			456,663
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 75.8%
U.S. Government Securities
U.S. Treasury Bills	5.26	10/3/2024	69,804,300	[a,b]	69,172,175
U.S. Treasury Bills	5.18	8/8/2024	1,500,000	[a,b]	1,498,467
Total Short-Term Investments (cost $70,670,962)			70,670,642
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 8.2%
Registered Investment Companies - 8.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,603,628)	5.44		7,603,628	[c]	7,603,628
Total Investments (cost $82,946,467)			89.1%	83,051,183
Cash and Receivables (Net)			10.9%	10,181,601
Net Assets			100.0%	93,232,784

ETF—Exchange-Traded Fund

a These securities are wholly-owned by the Subsidiary referenced in Note 1.

b Security is a discount security. Income is recognized through the accretion of discount.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	181	9/16/2024	13,476,431[a]	13,645,315	168,884
Brent Crude	6	11/29/2024	477,902[b]	475,740	(2,162)
CAC 40 10 Euro	13	8/16/2024	1,064,341[a]	1,061,666	(2,675)
Coffee "C"	5	12/18/2024	457,986[b]	427,781	(30,205)
Crude Oil	12	11/20/2024	944,562[b]	905,040	(39,522)
Crude Soybean Oil	19	12/13/2024	510,666[b]	482,448	(28,218)
DAX	10	9/20/2024	4,977,007[a]	5,034,086	57,079
DJ Euro Stoxx 50	11	9/20/2024	586,653[a]	583,095	(3,558)
Gold 100 oz	9	12/27/2024	2,179,575[b]	2,225,700	46,125
Hang Seng	41	8/29/2024	4,625,658[a]	4,552,174	(73,484)
Hard Red Winter Wheat	8	12/13/2024	242,559[b]	226,300	(16,259)
IBEX 35 Index	59	8/16/2024	7,168,236[a]	7,084,718	(83,518)
Japanese 10 Year Mini Bond	237	9/11/2024	22,653,687[a]	22,587,023	(66,664)
LME Primary Aluminum	23	9/18/2024	1,489,439[b]	1,299,322	(190,117)
LME Primary Nickel	3	9/18/2024	313,396[b]	296,661	(16,735)
LME Refined Pig Lead	7	9/18/2024	378,309[b]	363,032	(15,277)
LME Refined Pig Lead	4	12/18/2024	223,459[b]	210,472	(12,987)
LME Zinc	2	12/18/2024	148,306[b]	134,796	(13,510)
LME Zinc	4	9/18/2024	271,387[b]	265,078	(6,309)
Low Sulphur Gas oil	3	11/12/2024	240,832[b]	222,450	(18,382)
NY Harbor ULSD	1	11/29/2024	104,981[b]	103,097	(1,884)
Platinum	11	10/29/2024	557,511[b]	542,520	(14,991)
Soybean Meal	122	12/13/2024	3,804,455[b]	3,851,540	47,085
Standard & Poor's 500 E-mini	53	9/20/2024	14,709,343	14,728,700	19,357
Sugar No.11	65	9/30/2024	1,459,952[b]	1,378,832	(81,120)
Topix	48	9/12/2024	9,198,693[a]	8,962,051	(236,642)
U.S. Treasury 10 Year Notes	252	9/19/2024	27,650,852	28,176,750	525,898
Futures Short
ASX SPI 200	56	9/19/2024	7,285,896[a]	7,380,087	(94,191)
Canadian 10 Year Bond	132	9/18/2024	11,485,455[a]	11,753,942	(268,487)
Chicago SRW Wheat	65	12/13/2024	1,910,358[b]	1,794,000	116,358
Copper	1	9/26/2024	102,035[b]	104,413	(2,378)
Copper	11	12/27/2024	1,127,884[b]	1,159,125	(31,241)
Corn No.2 Yellow	41	12/13/2024	843,703[b]	819,488	24,215
Cotton No.2	111	12/6/2024	4,017,280[b]	3,828,945	188,335
Crude Oil	1	12/19/2024	73,947[b]	74,900	(953)
Crude Soybean Oil	2	1/14/2025	51,408[b]	50,760	648
Euro-Bond	153	9/6/2024	21,475,807[a]	22,143,582	(667,775)
FTSE 100	103	9/20/2024	10,835,741[a]	11,066,304	(230,563)
FTSE/MIB Index	17	9/20/2024	3,162,980[a]	3,123,563	39,417
Gasoline	3	11/29/2024	260,150[b]	270,005	(9,855)
Lean Hog	8	12/13/2024	215,975[b]	219,920	(3,945)
Live Cattle	1	10/31/2024	72,886[b]	74,670	(1,784)

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Live Cattle	1	12/31/2024	74,876[b]	75,150	(274)
LME Primary Aluminum	24	9/18/2024	1,464,446[b]	1,355,814	108,632
LME Primary Aluminum	26	12/18/2024	1,611,275[b]	1,502,345	108,930
LME Primary Nickel	2	12/18/2024	208,997[b]	201,011	7,986
LME Primary Nickel	3	9/18/2024	313,047[b]	296,661	16,386
LME Refined Pig Lead	8	9/18/2024	429,754[b]	414,894	14,860
LME Zinc	5	9/18/2024	351,518[b]	331,348	20,170
Long Gilt	7	9/26/2024	889,459[a]	892,866	(3,407)
Low Sulphur Gas oil	1	1/10/2025	73,248[b]	73,500	(252)
Natural Gas	27	11/26/2024	867,206[b]	861,840	5,366
Natural Gas	1	12/27/2024	34,617[b]	34,840	(223)
NYMEX Palladium	3	12/27/2024	278,451[b]	279,360	(909)
S&P/Toronto Stock Exchange 60 Index	60	9/19/2024	11,722,694[a]	12,040,416	(317,722)
Silver	1	12/27/2024	143,096[b]	146,835	(3,739)
Soybean	1	1/14/2025	54,484[b]	51,975	2,509
Soybean	92	11/14/2024	4,810,277[b]	4,703,500	106,777
Soybean Meal	2	1/14/2025	64,404[b]	63,320	1,084
Sugar No.11	3	2/28/2025	63,618[b]	64,882	(1,264)
Gross Unrealized Appreciation				1,626,101
Gross Unrealized Depreciation				(2,593,181)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Swiss Franc	1,133,000	United States Dollar	1,282,021	9/18/2024	16,466
United States Dollar	147,203	Malaysian Ringgit	692,000	9/18/2024	(3,921)
United States Dollar	14,591,354	Malaysian Ringgit	68,146,000	9/18/2024	(290,870)
Australian Dollar	720,000	United States Dollar	483,674	9/18/2024	(12,241)
Swedish Krona	6,981,000	United States Dollar	668,631	9/18/2024	(15,111)
Hungarian Forint	401,586,000	United States Dollar	1,113,078	9/18/2024	(11,749)
Citigroup Global Markets, Inc.
Canadian Dollar	3,434,000	United States Dollar	2,516,592	9/18/2024	(25,775)
United States Dollar	1,316,798	Canadian Dollar	1,803,000	9/18/2024	9,010
Polish Zloty	583,000	United States Dollar	147,099	9/18/2024	(100)
Swiss Franc	1,599,000	United States Dollar	1,809,745	9/18/2024	22,806
United States Dollar	1,221,618	Swiss Franc	1,092,000	9/18/2024	(29,880)
Australian Dollar	1,121,000	United States Dollar	743,527	9/18/2024	(9,533)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	432,760	Australian Dollar	644,000	9/18/2024	11,090
Indonesian Rupiah	84,370,597,000	United States Dollar	5,154,292	9/18/2024	26,268
United States Dollar	248,017	Czech Koruna	5,743,000	9/18/2024	3,124
United States Dollar	174,087	Hungarian Forint	64,337,000	9/18/2024	(2,354)
South Korean Won	301,746,000	United States Dollar	219,797	9/19/2024	34
United States Dollar	267,032	South Korean Won	365,833,000	9/19/2024	512
United States Dollar	82,658	Chilean Peso	75,234,000	9/23/2024	2,812
Swedish Krona	11,995,000	United States Dollar	1,142,863	9/18/2024	(19,963)
United States Dollar	392,666	Swedish Krona	4,159,000	9/18/2024	3,325
Indonesian Rupiah	9,501,351,000	United States Dollar	578,821	9/18/2024	4,585
United States Dollar	504,362	Indonesian Rupiah	8,224,864,000	9/18/2024	(665)
Brazilian Real	3,557,000	United States Dollar	644,993	9/18/2024	(19,348)
Japanese Yen	115,154,000	United States Dollar	742,600	9/18/2024	31,722
United States Dollar	752,759	Japanese Yen	118,696,000	9/18/2024	(45,381)
Swedish Krona	1,726,000	United States Dollar	166,390	9/18/2024	(4,812)
Norwegian Krone	2,905,000	United States Dollar	272,437	9/18/2024	(5,871)
United States Dollar	782,134	Norwegian Krone	8,443,000	9/18/2024	7,396
Mexican Peso	5,070,000	United States Dollar	283,838	9/18/2024	(13,784)
Indian Rupee	9,620,000	United States Dollar	114,960	9/18/2024	(241)
United States Dollar	876,373	Indian Rupee	73,351,000	9/18/2024	1,655
New Zealand Dollar	1,479,000	United States Dollar	911,914	9/18/2024	(31,636)
United States Dollar	2,532,332	New Zealand Dollar	4,153,000	9/18/2024	60,530
Indian Rupee	4,754,000	United States Dollar	56,823	9/18/2024	(131)
United States Dollar	1,686,763	Philippine Peso	98,892,000	9/18/2024	(5,761)
British Pound	2,733,000	United States Dollar	3,484,820	9/18/2024	30,130
United States Dollar	2,222,951	British Pound	1,752,000	9/18/2024	(30,321)
Euro	7,948,000	United States Dollar	8,601,554	9/18/2024	20,026
United States Dollar	11,041,824	Euro	10,243,000	9/18/2024	(69,253)
United States Dollar	1,493,197	Euro	1,368,000	9/18/2024	9,261
Goldman Sachs & Co. LLC
United States Dollar	1,097,014	Canadian Dollar	1,500,000	9/18/2024	9,004
United States Dollar	1,063,453	Philippine Peso	62,329,000	9/18/2024	(3,300)
Malaysian Ringgit	720,000	United States Dollar	154,536	9/18/2024	2,703
Israeli Shekel	755,000	United States Dollar	203,337	9/18/2024	(2,968)
United States Dollar	1,382,511	Japanese Yen	212,631,000	9/18/2024	(47,269)
Philippine Peso	31,020,000	United States Dollar	530,710	9/18/2024	193
Brazilian Real	2,125,000	United States Dollar	390,087	9/18/2024	(16,318)
Mexican Peso	4,492,000	United States Dollar	235,650	9/18/2024	3,616
Polish Zloty	860,000	United States Dollar	217,782	9/18/2024	(939)
Brazilian Real	19,577,000	United States Dollar	3,666,586	9/18/2024	(223,162)
United States Dollar	397,577	Mexican Peso	7,258,000	9/18/2024	10,980
HSBC Securities (USA), Inc.
Japanese Yen	12,455,000	United States Dollar	80,506	9/18/2024	3,244

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Mexican Peso	1,982,000	United States Dollar	108,574	9/18/2024	(3,003)
Swedish Krona	12,842,000	United States Dollar	1,211,874	9/18/2024	(9,682)
United States Dollar	239,260	Swedish Krona	2,543,000	9/18/2024	1,199
United States Dollar	250,843	Indonesian Rupiah	4,092,222,000	9/18/2024	(429)
Norwegian Krone	13,065,000	United States Dollar	1,225,462	9/18/2024	(26,605)
United States Dollar	1,472,322	Norwegian Krone	15,658,000	9/18/2024	35,529
United States Dollar	1,465,268	New Zealand Dollar	2,404,000	9/18/2024	34,444
British Pound	7,190,651	United States Dollar	9,200,060	9/18/2024	47,938
Canadian Dollar	1,254,000	United States Dollar	914,534	9/18/2024	(4,958)
United States Dollar	2,799,214	Canadian Dollar	3,842,000	9/18/2024	12,459
Hungarian Forint	35,032,000	United States Dollar	96,336	9/18/2024	(263)
United States Dollar	112,987	Hungarian Forint	40,737,000	9/18/2024	1,268
United States Dollar	5,164,880	Czech Koruna	117,192,000	9/18/2024	167,579
Indian Rupee	46,362,000	United States Dollar	554,085	9/18/2024	(1,214)
United States Dollar	429,291	Indian Rupee	35,921,000	9/18/2024	930
Chilean Peso	313,641,000	United States Dollar	331,635	9/23/2024	1,235
Euro	3,164,000	United States Dollar	3,424,264	9/18/2024	7,880
United States Dollar	2,985,372	Euro	2,738,000	9/18/2024	15,331
United States Dollar	10,812,042	Israeli Shekel	39,894,000	9/18/2024	224,573
South Korean Won	518,685,000	United States Dollar	375,396	9/19/2024	2,481
United States Dollar	1,799,901	Philippine Peso	105,298,000	9/18/2024	(2,261)
Polish Zloty	346,000	United States Dollar	87,504	9/18/2024	(263)
Swiss Franc	922,000	United States Dollar	1,046,109	9/18/2024	10,559
Israeli Shekel	3,590,000	United States Dollar	976,149	9/18/2024	(23,399)
South African Rand	1,652,000	United States Dollar	91,337	9/18/2024	(978)
Australian Dollar	1,147,000	United States Dollar	761,676	9/18/2024	(10,658)
United States Dollar	6,783,678	Australian Dollar	10,165,874	9/18/2024	127,394
Morgan Stanley & Co. LLC
United States Dollar	592,797	Canadian Dollar	812,013	9/18/2024	3,812
Indian Rupee	1,065,624,000	United States Dollar	12,735,958	9/18/2024	(28,287)
New Zealand Dollar	3,386,817	United States Dollar	2,092,186	9/18/2024	(76,404)
Hungarian Forint	29,179,000	United States Dollar	78,963	9/18/2024	1,059
Philippine Peso	153,165,000	United States Dollar	2,601,308	9/18/2024	20,092
Swedish Krona	9,025,085	United States Dollar	872,274	9/18/2024	(27,399)
New Zealand Dollar	122,000	United States Dollar	75,256	9/18/2024	(2,643)
United States Dollar	83,240	Australian Dollar	125,000	9/18/2024	1,394
United States Dollar	634,233	Norwegian Krone	6,986,000	9/18/2024	(6,809)
Japanese Yen	261,869,015	United States Dollar	1,705,915	9/18/2024	54,953
Polish Zloty	639,000	United States Dollar	158,747	9/18/2024	2,372
Malaysian Ringgit	608,000	United States Dollar	129,103	9/18/2024	3,676
United States Dollar	11,893,991	Swiss Franc	10,508,941	9/18/2024	(149,895)
United States Dollar	1,049,581	Polish Zloty	4,151,000	9/18/2024	2,935
Mexican Peso	185,602,000	United States Dollar	10,372,700	9/18/2024	(486,607)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
British Pound	418,000	United States Dollar	539,309	9/18/2024	(1,713)
South African Rand	56,113,000	United States Dollar	2,941,659	9/18/2024	127,555
United States Dollar	1,323,464	Chilean Peso	1,199,614,000	9/23/2024	50,304
Norwegian Krone	7,387,218	United States Dollar	699,418	9/18/2024	(21,560)
Canadian Dollar	150,000	United States Dollar	109,294	9/18/2024	(493)
Swedish Krona	792,000	United States Dollar	76,072	9/18/2024	(1,930)
United States Dollar	82,579	Swedish Krona	872,000	9/18/2024	948
United States Dollar	273,412	Czech Koruna	6,397,000	9/18/2024	631
United States Dollar	11,954,812	South Korean Won	16,307,320,000	9/19/2024	74,466
United States Dollar	103,177	Swiss Franc	91,000	9/18/2024	(1,115)
Euro	38,635	United States Dollar	42,207	9/18/2024	(298)
Brazilian Real	565,000	United States Dollar	105,901	9/18/2024	(6,522)
Japanese Yen	279,396,000	United States Dollar	1,831,817	9/18/2024	46,907
United States Dollar	95,617	Japanese Yen	15,209,000	9/18/2024	(6,652)
RBC Capital Markets, LLC
Australian Dollar	134,000	United States Dollar	90,348	9/18/2024	(2,609)
British Pound	82,000	United States Dollar	106,485	9/18/2024	(1,024)
Malaysian Ringgit	813,000	United States Dollar	173,104	9/18/2024	4,445
Euro	2,238,000	United States Dollar	2,441,894	9/18/2024	(14,227)
United States Dollar	121,523	Euro	113,000	9/18/2024	(1,054)
Swiss Franc	105,000	United States Dollar	119,573	9/18/2024	763
Canadian Dollar	186,000	United States Dollar	136,009	9/18/2024	(1,096)
New Zealand Dollar	144,000	United States Dollar	87,409	9/18/2024	(1,702)
United States Dollar	2,620,676	New Zealand Dollar	4,341,000	9/18/2024	36,979
United States Dollar	99,748	South African Rand	1,832,000	9/18/2024	(457)
Swedish Krona	911,000	United States Dollar	86,557	9/18/2024	(1,275)
Standard Chartered Securities
Swiss Franc	89,000	United States Dollar	100,598	9/18/2024	1,401
United States Dollar	108,905	Swiss Franc	97,000	9/18/2024	(2,263)
United States Dollar	119,916	Canadian Dollar	166,000	9/18/2024	(490)
United States Dollar	537,206	Japanese Yen	82,489,000	9/18/2024	(17,469)
United States Dollar	86,535	New Zealand Dollar	142,000	9/18/2024	2,019
Euro	93,000	United States Dollar	100,618	9/18/2024	264
United States Dollar	106,123	Euro	98,000	9/18/2024	(182)
United States Dollar	77,115	Australian Dollar	118,000	9/18/2024	(148)
United States Dollar	101,173	British Pound	80,000	9/18/2024	(1,716)
UBS Securities LLC
British Pound	1,083,000	United States Dollar	1,402,864	9/18/2024	(10,002)
Gross Unrealized Appreciation					1,418,266
Gross Unrealized Depreciation					(1,900,411)

See notes to consolidated financial statements.

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - BAEISH2O INDEX at Maturity	USD Fixed at 0.00%	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1/29/25	24,296,569	(66,640)
USD - ABGS1204 at Maturity	USD Fixed at 0.21%	Goldman Sachs & Co. LLC	3/27/25	24,021,698	223,106
Gross Unrealized Appreciation					223,106
Gross Unrealized Depreciation					(66,640)

USD—United States Dollar

BAEISH2O INDEX—Bank of America Shore 2D Index Series O

ABGS1204—Golman Sachs Commodity Strategy 1204

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	4,320,250	-	-	4,320,250
Investment Companies	7,603,628	-	-	7,603,628
U.S. Treasury Securities	-	70,670,642	-	70,670,642
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,418,266	-	1,418,266
Futures††	1,626,101	-	-	1,626,101
Options Purchased	456,663	-	-	456,663
Swap Agreements††	-	223,106	-	223,106
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,900,411)	-	(1,900,411)
Futures††	(2,593,181)	-	-	(2,593,181)
Swap Agreements††	-	(66,640)	-	(66,640)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments.

At July 31, 2024, accumulated net unrealized depreciation on investments was $1,411,149, consisting of $3,192,619 gross unrealized appreciation and $4,603,768 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.